Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of key sources of estimation uncertainty [line items]
Mineral stream interests	$ 5,785,795,000	$ 5,423,277,000
Kutcho Copper Corp [member]
Disclosure of key sources of estimation uncertainty [line items]
Percentage of ownership interest in associate	13.00%
Minto derivative liability [member] | Consensus pricing [member]
Disclosure of key sources of estimation uncertainty [line items]
Analyst consensus copper price per pound exceeds	$ 2.50